Goodwill and Other Intangible Assets - Schedule of Amortization Expense of Acquired Intangibles Assets (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020 (remaining three months)	$ 277,023
2021	1,114,107	$ 1,096,692
2022	1,112,840	1,091,887
2023	1,104,594	1,090,620
2024	735,247	1,082,374
Thereafter	1,621,597
Intangibles, net	$ 5,965,408	$ 6,633,584	$ 604,489